Equipment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equipment [Line Items]
Net book value	$ 17,175	$ 20,612
Equipment
Equipment [Line Items]
Cost	73	79
Accumulated depreciation	(27)	(30)
Net book value	46	49
Depreciation and amortization expense	$ 9	$ 8	$ 7